Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
CornerCap Fundametrics® Large-Cap ETF
Shareholder Report [Line Items]
Fund Name	CornerCap Fundametrics® Large-Cap ETF
Class Name	CornerCap Fundametrics® Large-Cap ETF
Trading Symbol	FUNL
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the CornerCap Fundametrics® Large-Cap ETF for the period of April 1, 2024, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cornercapfunl-etf.com/funldocuments. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.cornercapfunl-etf.com/funldocuments
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CornerCap Fundametrics® Large-Cap ETF	$48	0.46%*
[1]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%	[1]
Updated Performance Information Location [Text Block]	Visit https://www.cornercapfunl-etf.com/funldocuments for more recent performance information.
Net Assets	$ 204,250,287
Holdings Count | $ / shares	159
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$204,250,287
Number of Holdings	159
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Issuers	(%)
Johnson & Johnson	2.1%
Meta Platforms, Inc.	1.8%
Wells Fargo & Co.	1.5%
Merck & Co., Inc.	1.5%
Cisco Systems, Inc.	1.4%
JPMorgan Chase & Co.	1.2%
Walt Disney Co/The	1.2%
Comcast Corp.	1.1%
Bristol-Myers Squibb Co.	1.1%
Citigroup, Inc.	1.0%

Updated Prospectus Web Address	https://www.cornercapfunl-etf.com/funldocuments

[1]
*	Expenses ratio is annualized.